   As filed with the U.S. Securities and Exchange Commission on January 29, 2007
                                                               File No. 33-33980
                                                               File No. 811-6067

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 48                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 49

                        (Check appropriate box or boxes.)

                        DIMENSIONAL INVESTMENT GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

/_/  immediately upon filing pursuant to paragraph (b)
/_/  on [Date] pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/_/  on [Date] pursuant to paragraph (a)(1)
/_/  75 days after filing pursuant to paragraph (a)(2)
/_/  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

The Trustees and  principal  officers of The DFA  Investment  Trust Company also have executed this registration statement.

                      Title of Securities Being Registered:

                        DFA INTERNATIONAL VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                    CONTENTS

This   Post-Effective   Amendment   No.   48/49  to   Registration   File   Nos.
33-33980/811-6067 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A - Prospectus (1)

4.   PART B - Statement of Additional Information (1)

5.   PART C - Other Information

6.   SIGNATURES

(1)  The  Prospectus  and  Statement of Additional  Information  relating to the
     Registrant's  DFA  International  Value Portfolio  series of shares,  dated
     March 30,  2007,  are  incorporated  into this filing by  reference  to the electronic filing of 1933 Act/1940 Act Post-Effective  Amendment Nos. 87/88
     to the  Registration  Statement of DFA  Investment  Dimensions  Group Inc.,
     filed January 29, 2007 (File Nos. 2-73948/811-3258) pursuant to Rule 485(a)
     of the 1933 Act.

                    DIMENSIONAL INVESTMENT GROUP INC. (48/49)

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)  Articles of Incorporation.

          (1)  Articles  of  Restatement  as filed with the State of Maryland on
               August 11, 2003.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 40/41 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     October 9, 2003.

               (i)  Articles  Supplementary as filed with the Maryland Secretary of State on December 19, 2003 re the addition of the:
                    *    Global Equity Portfolio Shares;
                    *    Global 25/75 Portfolio Shares; and
                    *    Global 60/40 Portfolio Shares.
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 41/42 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 29, 2004.

               (ii) Articles of Amendment  as filed with the Maryland  Secretary of State on October 25, 2004 re the name change of the:
                    *    AAM/DFA  U.S.  High  Book to  Market  Portfolio  to the
                         LWAS/DFA U.S. High Book to Market Portfolio;
                    *    AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA
                         Two-Year Fixed Income Portfolio; and
                    *    AAM/DFA Two-Year  Government  Portfolio to the LWAS/DFA
                         Two-Year Government Portfolio.
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 44/45 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 30, 2005.

               (iii) Articles Supplementary as filed with the Maryland Secretary of State on January 10, 2005 re the deletion of the:
                     *   DFA U.S. Small Cap Institutional Portfolio Shares;
                     *   U.S. Small Cap Portfolio K Shares;
                     *   U.S. Large Cap Value Portfolio K Shares;
                     *   U.S. Small XM Value Portfolio K Shares;
                     *   U.S. Large Company Portfolio K Shares;
                     *   DFA International Value Portfolio K Shares;
                     *   Emerging Markets Portfolio K Shares;
                     *   DFA One-Year Fixed Income Portfolio K Shares;
                     *   DFA Two-Year Global Fixed Income Portfolio K Shares;
                     *   DFA International Small Company Portfolio V Shares; and
                     *   DFA Emerging Markets Portfolio V Shares.
                     Incorporated herein by reference to:
                     Filing:         Post-Effective Amendment No. 44/45 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                     File Nos.:      33-33980 and 811-6067.
                     Filing Date:    March 30, 2005.

     (b)  By-Laws.

          (1)  Amended and Restated  By-Laws of the  Registrant as approved June
               26, 2003.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 40/41 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     October 9, 2003.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  See Article Fifth of the Registrant's Articles of Restatement.

          (2)  See Article II of the Registrant's Amended and Restated By-Laws.

               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 40/41 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     October 9, 2003.

     (d)  Investment Advisory Contracts.

          (1)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional Fund Advisors LP ("DFA") re the:
               *    AAM/DFA Two-Year Fixed Income Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 17/18 to
                                     the Registrant's Registration Statement
                                     on Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     October 1, 1997.

               (i)  Addendum  Number One re the reflection of the following name change:
                    *    RWB/DFA  Two-Year  Corporate Fixed Income  Portfolio to
                         AAM/DFA Two-Year Corporate Fixed Income Portfolio
                         Incorporated herein by reference to:
                         Filing:          Post-Effective Amendment No. 32/33 to
                                          the Registrant's Registration Statement
                                          on Form N-1A.
                         File Nos.:       33-33980 and 811-6067.
                         Filing Date:     January 26, 2001.

               (ii) Addendum  Number Two re the reflection of the following name change:
                    *    AAM/DFA  Two-Year  Corporate Fixed Income  Portfolio to
                         AAM/DFA Two-Year Fixed Income Portfolio
                         Incorporated herein by reference to:
                         Filing:          Post-Effective Amendment No. 35/36 to
                                          the Registrant's Registration
                                          Statement on Form N-1A.
                         File Nos.:       33-33980 and 811-6067.
                         Filing Date:     May 16, 2002.

          (2)  Form of Idvisory Agreement between the Registrant and
               DFA re the:
               *    RWB/DFA Two-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 17/18 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     October 1, 1997.

               (i)  Addendum  Number One re the reflection of the following name change:
                    *    RWB/DFA  Two-Year   Government   Portfolio  to  AAM/DFA
                         Two-Year Government Portfolio
                         Incorporated herein by reference to:
                         Filing:          Post-Effective Amendment No. 32/33 to
                                          the Registrant's Registration
                                          Statement on Form N-1A.
                         File Nos.:       33-33980 and 811-6067.
                         Filing Date:     January 26, 2001.

          (3)  Investment  Advisory  Agreement between the Registrant and DFA re the:
               *    Global Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 41/42 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 29, 2004.

          (4)  Investment  Advisory  Agreement between the Registrant and DFA re the:
               *    Global 60/40 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 41/42 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 29, 2004.

          (5)  Investment  Advisory  Agreement between the Registrant and DFA re the:
               *    Global 25/75 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 41/42 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 29, 2004.

     (e)  Underwriting Contracts.

          (1)  Amended  and   Restated   Distribution   Agreement   between  the
               Registrant and DFA Securities Inc. dated December 19, 2003.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 42/43 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     March 29, 2004.

     (f)  Bonus or Profit Sharing Contracts.

          Not applicable.

     (g)  Custodian Agreements.

          (1)  Custodian Agreement between the Registrant and PFPC Trust Company
               (formerly Provident National Bank) dated July 12, 1991.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 19/20 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     March 3, 1998.

               (i)  Addendum Number One
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 21/22 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 22, 1999.

               (ii) Addendum Number Two re the addition of:
                    *       Tax-Managed U.S. Marketwide Value Portfolio XI
                    *       U.S. Large Company Institutional Index Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (iii) Addendum Number Three re the addition of:
                    *       U.S. 6-10 Small Company Portfolio K
                    *       U.S. Large Cap Value Portfolio K
                    *       U.S. 4-10 Value Portfolio K
                    *       U.S. Large Company Portfolio K
                    *       DFA International Value Portfolio K
                    *       Emerging Markets Portfolio K
                    *       DFA One-Year Fixed Income Portfolio K
                    *       DFA Two-Year Global Fixed Income Portfolio K
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (iv) Form of  Addendum  Number Four  (later  withdrawn  and never executed) re the addition of:
                    *       Dividend-Managed U.S. Large Company Portfolio II
                    *       Dividend-Managed U.S. Large Company Complement
                            Portfolio II
                    *       Dividend-Managed U.S. Marketwide Value Portfolio II
                    *       Dividend-Managed U.S. Marketwide Value Complement
                            Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 31/32 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (later withdrawn).
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     May 15, 2000.

               (v)  Addendum  Number Five re the deletion of certain  portfolios and the reflection of the following name changes:
                    *       RWB/DFA U.S. High Book to Market Portfolio to the
                            AAM/DFA U.S. High Book to Market Portfolio
                    *       RWB/DFA Two-Year Corporate Fixed Income Portfolio to
                            the AAM/DFA Two-Year Corporate Fixed Income Portfolio
                    *       RWB/DFA Two-Year Government Portfolio to the AAM/DFA
                            Two-Year Government Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 32/33 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 26, 2001.

               (vi) Addendum  Number Six re the  deletion  of  Tax-Managed  U.S.
                    Marketwide  Value  Portfolio  XI and the  reflection  of the following name changes:
                    *       DFA 6-10 Institutional Portfolio to DFA U.S. Small
                            Cap Institutional Portfolio
                    *       U.S. 6-10 Small Company Portfolio K to U.S. Small
                            Cap Portfolio K
                    *       U.S. 4-10 Value Portfolio K to U.S. Small XM Value
                            Portfolio K
                    *       U.S. 6-10 Value Portfolio II to U.S. Small Cap Value
                            Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

              (vii) Addendum  Number Seven re the  reflection  of the following name change:
                    *       AAM/DFA Two-Year Corporate Fixed Income Portfolio to
                            AAM/DFA Two-Year Fixed Income Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 35/36 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     May 16, 2002.

             (viii) Form of Addendum Number Eight re the addition of:
                    *       DFA International Small Company Portfolio V
                    *       DFA Emerging Markets Portfolio V
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 37/38 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 14, 2003.

               (ix) Addendum Number Nine re the addition of:
                    *       DFA International Small Company Portfolio V
                    *       DFA Emerging Markets Portfolio V
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (x)  Addendum Number Ten re the addition of:
                    *       Global Equity Portfolio
                    *       Global 60/40 Portfolio
                    *       Global 25/75 Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 40/41 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     October 9, 2003.

     (h)  Other Material Contracts.

          (1)  Transfer  Agency  Agreement  between the Registrant and PFPC Inc.
               (formerly  Provident  Financial   Processing   Corporation)  (the
               "Transfer Agency Agreement") dated July 12, 1991.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 19/20 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     March 3, 1998.

               (i)  Addendum Number One
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 21/22 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 22, 1999.

               (ii) Addendum Number Two re the addition of:
                    *       Tax-Managed U.S. Marketwide Value Portfolio XI
                    *       U.S. Large Company Institutional Index Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

              (iii) Addendum Number Three re the addition of:
                    *       U.S. 6-10 Small Company Portfolio K
                    *       U.S. Large Cap Value Portfolio K
                    *       U.S. 4-10 Value Portfolio K
                    *       U.S. Large Company Portfolio K
                    *       DFA International Value Portfolio K
                    *       Emerging Markets Portfolio K
                    *       DFA One-Year Fixed Income Portfolio K
                    *       DFA Two-Year Global Fixed Income Portfolio K
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (iv) Addendum Number Four (later withdrawn and never executed) re the addition of:
                    *       Dividend-Managed U.S. Large Company Portfolio II
                    *       Dividend-Managed U.S. Large Company Complement
                            Portfolio II
                    *       Dividend-Managed U.S. Marketwide Value Portfolio II
                    *       Dividend-Managed U.S. Marketwide Value Complement
                            Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 31/32 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (later withdrawn)
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     May 15, 2000.

               (v)  Addendum  Number Five re the deletion of certain  portfolios and the reflection of the following name changes:
                    *       RWB/DFA U.S. High Book to Market Portfolio to the
                            AAM/DFA U.S. High Book to Market Portfolio
                    *       RWB/DFA Two-Year Corporate Fixed Income Portfolio to
                            the AAM/DFA Two-Year Corporate Fixed Income Portfolio
                    *       RWB/DFA Two-Year Government Portfolio to the AAM/DFA
                            Two-Year Government Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 32/33 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 26, 2001.

               (vi) Addendum Number Six re the deletion of the Tax-Managed  U.S.
                    Marketwide  Value  Portfolio  XI and the  reflection  of the following name changes:
                    *       DFA 6-10 Institutional Portfolio to DFA U.S. Small
                            Cap Institutional Portfolio
                    *       U.S. 6-10 Small Company Portfolio K to U.S. Small
                            Cap Portfolio K
                    *       U.S. 4-10 Value Portfolio K to U.S. Small XM Value
                            Portfolio K
                    *       U.S. 6-10 Value Portfolio II to U.S. Small Cap Value
                            Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

              (vii) Addendum  Number Seven re the  reflection  of the following name change:
                    *       AAM/DFA Two-Year Corporate Fixed Income Portfolio to
                            AAM/DFA Two-Year Fixed Income
                            Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 35/36 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     May 16, 2002.

             (viii) Addendum Number Eight
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (ix) Addendum Number Nine re the addition of:
                    *       DFA International Small Company Portfolio V
                    *       DFA Emerging Markets Portfolio V
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (x)  Addendum Number Ten re the addition of:
                    *       Global Equity Portfolio
                    *       Global 60/40 Portfolio
                    *       Global 25/75 Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 40/41 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     October 9, 2003.

          (2)  Administration  and  Accounting  Services  Agreement  between the
               Registrant  and PFPC  Inc.  (formerly  with  Provident  Financial
               Processing   Corporation)  (the  "Administration  and  Accounting
               Services Agreement") dated July 12, 1991.
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 19/20 to the
                                 Registrant's Registration Statement on Form
                                 N-1A.
               File Nos.:        33-33980 and 811-6067.
               Filing Date:      March 3, 1998.

               (i)  Addendum Number One
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 21/22 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 22, 1999.

               (ii) Addendum Number Two re the addition of:
                    *       Tax-Managed U.S. Marketwide Value Portfolio XI
                    *       U.S. Large Company Institutional Index Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

              (iii) Addendum Number Three re the addition of:
                    *       U.S. 6-10 Small Company Portfolio K
                    *       U.S. Large Cap Value Portfolio K
                    *       U.S. 4-10 Value Portfolio K
                    *       U.S. Large Company Portfolio K
                    *       DFA International Value Portfolio K
                    *       Emerging Markets Portfolio K
                    *       DFA One-Year Fixed Income Portfolio K
                    *       DFA Two-Year Global Fixed Income Portfolio K
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (iv) Form of  Addendum  Number Four  (later  withdrawn  and never executed) re the addition of:
                    *       Dividend-Managed U.S. Large Company Portfolio II
                    *       Dividend-Managed U.S. Large Company Complement
                            Portfolio II
                    *       Dividend-Managed U.S. Marketwide Value Portfolio II
                    *       Dividend-Managed U.S. Marketwide Value Complement
                            Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 31/32 to the
                                     Registrant's Registration Statement on
                                     Form N-1A (later withdrawn)
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     May 15, 2000.

               (v)  Addendum  Number Five re the deletion of certain  portfolios and the reflection of the following name changes:
                    *    RWB/DFA  U.S.  High  Book to  Market  Portfolio  to the
                         AAM/DFA U.S. High Book to Market Portfolio
                    *    RWB/DFA  Two-Year  Corporate Fixed Income  Portfolio to
                         the AAM/DFA Two-Year Corporate Fixed Income Portfolio
                    *    RWB/DFA  Two-Year  Government  Portfolio to the AAM/DFA
                         Two-Year Government Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 32/33 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 26, 2001.

               (vi) Addendum  Number Six re the  deletion  of  Tax-Managed  U.S.
                    Marketwide  Value  Portfolio  XI and the  reflection  of the following name changes:
                    *    DFA 6-10 Institutional  Portfolio to DFA U.S. Small Cap
                         Institutional Portfolio
                    *    U.S. 6-10 Small Company  Portfolio K to U.S.  Small Cap
                         Portfolio K
                    *    U.S.  4-10  Value  Portfolio  K to U.S.  Small XM Value
                         Portfolio K
                    *    U.S.  6-10 Value  Portfolio II to U.S.  Small Cap Value
                         Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

              (vii) Addendum  Number Seven re the  reflection  of the following name change:
                    *    AAM/DFA  Two-Year  Corporate Fixed Income  Portfolio to
                         AAM/DFA Two-Year Fixed Income Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 35/36 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     May 16, 2002.

             (viii) Addendum Number Eight
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (ix) Addendum Number Nine re the addition of:
                    *       DFA International Small Company Portfolio V
                    *       DFA Emerging Markets Portfolio V
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

               (x)  Addendum Number Eleven re the addition of:
                    *       Global Equity Portfolio
                    *       Global 60/40 Portfolio
                    *       Global 25/75 Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

          (3)  Administration Agreements between the Registrant and DFA.

               (i)  Dated May 3, 1993 re the:
                    *       DFA U.S. Small Cap Institutional Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

                    (aa) Form of Addendum  Number One re the  reflection  of the following name change:
                    *    DFA 6-10 Institutional  Portfolio to DFA U.S. Small Cap
                         Institutional Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 33/34 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      March 23, 2001.

               (ii) Dated December 1, 1993 re the:
                    *       DFA International Value Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

              (iii) Dated July 1, 1994 re the:
                    *       DFA International Value Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

               (iv) Dated January 1, 1994 re the:
                    *       U.S. Small Cap Value Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

               (v)  Dated July 1, 1994 re the:
                    *       U.S. Large Cap Value Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

               (vi) Dated December 20, 1994 re the:
                    *       U.S. Large Cap Value Portfolio III
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

              (vii) Dated December 20, 1994 re the:
                    *       DFA International Value Portfolio III
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

             (viii) Dated March 1, 1996 re the:
                    *       AAM/DFA U.S. High Book-to-Market Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

                    (aa) Addendum  Number One re the reflection of the following name change:
                    *    RWB/DFA  U.S.  High  Book to  Market  Portfolio  to the
                         AAM/DFA U.S. High Book to Market Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 32/33 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      January 26, 2001.

               (ix) Form of Dated July 20, 1997 re the:
                    *       DFA International Value Portfolio IV
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 16/17 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     June 20, 1997.

               (x)  Form of Dated July 20, 1997 re the:
                    *       Emerging Markets Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 16/17 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     June 20, 1997.

               (xi) Dated December 8, 1998 re the:
                    *       Tax-Managed U.S. Marketwide Value Portfolio II
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 21/22 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 22, 1999.

              (xii) Dated September 13, 1999 re the:
                    *       U.S. Large Company Institutional Index Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 42/43 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 29, 2004.

             (xiii) Amended and Restated Administration Agreement re the:
                    *       U.S. Small Cap Portfolio K
                    *       U.S. Large Cap Value Portfolio K
                    *       U.S. Small XM Value Portfolio K
                    *       U.S. Large Company Portfolio K
                    *       DFA International Value Portfolio K
                    *       Emerging Markets Portfolio K
                    *       DFA One-Year Fixed Income Portfolio K
                    *       DFA Two-Year Global Fixed Income Portfolio K
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 33/34 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 23, 2001

                    (aa) Form of Addendum  Number One re the  reflection  of the following name changes:
                    *    U.S. 6-10 Small Company  Portfolio K to U.S.  Small Cap
                         Portfolio K
                    *    U.S.  4-10  Value  Portfolio  K to U.S.  Small XM Value
                         Portfolio K
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 33/34
                                           to the  Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      March 23, 2001.

              (xiv) Administration Agreement re the:
                    *       Global Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 41/42 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 29, 2004.

               (xv) Administration Agreement re the:
                    *       Global 60/40 Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 41/42 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 29, 2004.

              (xvi) Administration Agreement re the:
                    *       Global 25/75 Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 41/42 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     January 29, 2004.

          (4)  Client Service Agreements between Reinhardt,  Werba,  Bowen, Inc.
               ("RWB") and the Registrant.

               (i)  Dated March 13, 1996 re the:
                    *       RWB/DFA Two-Year Government Portfolio
                    Incorporated by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

                    (aa) Amended Agreement dated March 13, 1996 re the:
                         *        RWB/DFA Two-Year Government Portfolio.
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 19/20 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      March 3, 1998.

                    (bb) Amendment Number Two re the reflection of the following name change:
                    *    RWB/DFA  Two-Year  Government  Portfolio to the AAM/DFA
                         Two-Year Government Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 32/33 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      January 26, 2001.

               (ii) Dated March 13, 1996 re the:
                    *       RWB/DFA Two-Year Corporate Fixed Income Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

                    (aa) Amended Agreement dated March 13, 1996 re
                    *    RWB/DFA Two-Year Corporate Fixed Income Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 19/20 to
                                           Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      March 3, 1998.

                    (bb) Amendment Number Two re the reflection of the following name change:
                    *    RWB/DFA  Two-Year  Corporate Fixed Income  Portfolio to
                         the AAM/DFA Two-Year Corporate Fixed Income Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 32/33 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      January 26, 2001.

                    (cc) Amendment   Number  Three  re  the  reflection  of  the
                         following name change:
                    *    AAM/DFA  Two-Year  Corporate Fixed Income  Portfolio to
                         the AAM/DFA Two-Year Fixed Income Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 35/36 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      May 16, 2002.

              (iii) Dated March 13, 1996 re the:
                    *       RWB/DFA U.S. High Book-to-Market Portfolio
                    Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

                    (aa) Amendment dated March 13, 1996 re
                         *        RWB/DFA U.S. High Book to Market Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 19/20 to
                                           Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      March 3, 1998.

                    (bb) Addendum  Number Two re the reflection of the following name change:
                    *    RWB/DFA  U.S.  High  Book to  Market  Portfolio  to the
                         AAM/DFA U.S. High Book to Market Portfolio
                         Incorporated herein by reference to:
                         Filing:           Post-Effective Amendment No. 32/33 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                         File Nos.:        33-33980 and 811-6067.
                         Filing Date:      January 26, 2001.

          (5)  Form of Facility Agreement with DFA.
               Previously   filed   with   this   registration   statement   and
               incorporated herein by reference.

          (6)  Services  Agreement,  dated as of July 1,  1994  between  Charles
               Schwab & Co., Inc. and the Registrant re the:
               *        U.S. Small Cap Portfolio II;
               *        U.S. Large Cap Portfolio II; and
               *        DFA International Value Portfolio II
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 19/20 to
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     March 3, 1998.

          (7)  Form of  Amended  and  Restated  Expense  Waiver  and  Assumption
               Agreement between the Registrant and DFA.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 41/42 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 29, 2004.

     (i)  Legal Opinion.

          (1)  Opinion of Stradley, Ronon, Stevens & Young, LLP.

               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 41/42 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 29, 2004.

     (j)  Other Opinions.

          (1)  Consent of PricewaterhouseCoopers LLP
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 47/48 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     March 30, 2006.

     (k)  Omitted Financial Statements.

          Not applicable.

     (l)  Initial Capital Agreements.

          (1)  Form of  Subscription  Agreement  under  Section  14(a)(3) of the
               Investment of Investment  Company Act of 1940,  previously  filed with  this  registration  statement  and  incorporated  herein by reference.

     (m)  Rule 12b-1 Plan.

           Not applicable.

     (n)  Rule 18f-3 Plan.

          (1)  Multiple Class Plan Pursuant to Rule 18f-3,  adopted September 5,
               2003, re the:

               *        Global Equity Portfolio
               *        Global 60/40 Portfolio
               *        Global 25/75 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 40/41 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     October 9, 2003.

     (o)  Powers-of-Attorney.

          (1)  On behalf of the Registrant,  dated October 13, 2000,  appointing
               David  G.  Booth,  Rex  A.  Sinquefield,   Michael  T.  Scardina,
               Catherine L. Newell and Valerie A. Brown as  attorneys-in-fact to
               David G. Booth,  Rex A.  Sinquefield,  George M.  Constantinides,
               John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Michael T.
               Scardina.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 40/41 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     October 9, 2003.

          (2)  On behalf of The DFA Investment Trust Company,  dated October 13,
               2000,  appointing David G. Booth, Rex A. Sinquefield,  Michael T.
               Scardina,   Catherine   L.   Newell  and   Valerie  A.  Brown  as
               attorneys-in-fact  to David G. Booth, Rex A. Sinquefield,  George
               M.  Constantinides,  John P. Gould,  Roger G. Ibbotson,  Myron S.
               Scholes and Michael T. Scardina.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 40/41 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     October 9, 2003.

          (3)  On behalf of the Registrant,  dated January 24, 2001,  appointing
               David  G.  Booth,  Rex  A.  Sinquefield,   Michael  T.  Scardina,
               Catherine L. Newell and Valerie A. Brown as  attorneys-in-fact to
               Abbie Jean Smith.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 32/33 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 26, 2001.

          (4)  On behalf of The DFA Investment Trust Company,  dated January 24,
               2001,  appointing David G. Booth, Rex A. Sinquefield,  Michael T.
               Scardina,   Catherine   L.   Newell  and   Valerie  A.  Brown  as
               attorneys-in-fact to Abbie Jean Smith.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 32/33 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 26, 2001.

          (5)  On behalf of the  Registrant  and DFA  Investment  Trust Company,
               dated  December  19,  2003,  appointing  David G.  Booth,  Rex A.
               Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie
               A. Brown as attorneys-in-fact to Robert C. Merton.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 41/42 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 29, 2004.

     (p)  Codes of Ethics.

          (1)  Code  of  Ethics  of  the   Registrant,   the   Advisor  and  the
               Underwriter.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 41/42 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

     (1)  Reference  is made to Section 1 of Article  Eight of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth  below,  with  respect  to  Officers  and  Directors  of the
          Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided  under  Section
               2-418 of the Maryland General Corporation Law:

               (i)  unless it is proved that the person seeking  indemnification did not meet the standard of conduct set forth in subsection
                    (b)(1) of such section; and

               (ii) provided  that  the  Corporation  shall  not  indemnify  any
                    Officer or Director for any liability to the  Corporation or its security  holders arising from the willful  misfeasance, bad faith,  gross  negligence  or reckless  disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

     (2)  Registrant's  Articles  of  Restatement  provide the  following  under
          Article Seventh:

          (a)  To the  fullest  extent  that  limitations  on the  liability  of directors  and  officers are  permitted  by the Maryland  General
               Corporation  Law,  as amended  from time to time,  no director or officer  of the  Corporation  shall  have  any  liability  to the
               Corporation  or  its   stockholders   for  money  damages.   This
               limitation on liability applies to liabilities occurring for acts or omissions  occurring at the time a person serves as a director or officer of the  Corporation,  whether or not such  person is a director  or  officer  at the  time of any  proceeding  in  which liability is asserted.

          (b)  Notwithstanding  the  foregoing,  this Article  SEVENTH shall not operate to protect  any  director  or officer of the  Corporation against any liability to the  Corporation or its  stockholders to which such person would otherwise be subject by reason or willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

          (a)  Dimensional  Fund Advisors LP (the  "Advisor"),  with a principal place of business located at 1299 Ocean Avenue,  Santa Monica, CA
               90401,  the investment  manager for the  Registrant,  is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging
               Markets Value Fund Inc. and DFA Investment  Dimensions Group Inc.
               The  Advisor  also  serves  as  sub-advisor   for  certain  other
               registered investment companies.

               The Advisor is engaged in the  business of  providing  investment advice  primarily  to  institutional  investors.  For  additional information,  please see  "Management  of the Fund" in PART A and
               "Directors   and  Officers"  in  PART  B  of  this   Registration
               Statement.

               Additional  information  as to the Advisor and the  directors and officers of the Advisor is  included  in the  Advisor's  Form ADV
               filed  with  the  Commission  (File  No.  801-16283),   which  is
               incorporated  herein by reference and sets forth the officers and directors  of the Advisor  and  information  as to any  business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for DFA
               Investment  Dimensions  Group  Inc.,  The  DFA  Investment  Trust
               Company and Dimensional Emerging Markets Value Fund Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

                                          Positions and Offices with
 Name and Principal Business Address              Underwriter            Positions and Offices with Fund
---------------------------------------- ------------------------------- --------------------------------

David G. Booth                           Chairman, Director,             Chairman, Director, President,
1299 Ocean Avenue                        President, Chief Executive      Chief Executive Officer and
Santa Monica, CA 90401                   Officer and Chief Investment    Chief Investment Officer
                                         Officer

Eugene F. Fama Sr.                       Director                        None
Graduate School of Business
University of Chicago
1101 East 58th Street
Chicago, IL 60637

John A. McQuown                          Director                        None
c/o KMV Corporation
1620 Montgomery Street
Suite 140
San Francisco, CA 94111

Rex A. Sinquefield                       Director                        Director
The Show Me Institute
7777 Bonhomme Ave.,
Ste. 2150
St. Louis, MO 63105

M. Akbar Ali                             Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Darryl Avery                             Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Arthur H. Barlow                         Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Valerie A. Brown                         Vice President and Assistant    Vice President and Assistant
1299 Ocean Avenue                        Secretary                       Secretary
Santa Monica, CA 90401

Stephen A. Clark                         Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christopher S. Crossan                   Vice President, Global Chief    Vice President, Chief
1299 Ocean Avenue                        Compliance Officer and Chief    Compliance Officer
Santa Monica, CA 90401                   Compliance Officer

James L. Davis                           Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert T. Deere                          Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert W. Dintzer                        Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Richard A. Eustice                       Vice President and Assistant    Vice President and Assistant
1299 Ocean Avenue                        Secretary                       Secretary
Santa Monica, CA 90401

Eugene F. Fama, Jr.                      Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Gretchen A. Flicker                      Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Glenn S. Freed                           Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jennifer S. Fromm                        Vice President                  None
1299 Ocean Avenue
Santa Monica, CA 90401

Henry F. Gray                            Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Julie C. Henderson                       Vice President                  Vice President and Controller
1299 Ocean Avenue
Santa Monica, CA 90401

Kevin B. Hight                           Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christine W. Ho                          Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jeff J. Jeon                             Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Patrick M. Keating                       Vice President and Chief        Vice President
1299 Ocean Avenue                        Operating Officer
Santa Monica, CA 90401

Joseph F. Kolerich                       Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael F. Lane                          Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Kristina M. LaRusso                      Vice President                  None
1299 Ocean Avenue
Santa Monica, CA 90401

Juliet H. Lee                            Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Natalie Maniaci                          Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Heather E. Mathews                       Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David M. New                             Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Catherine L. Newell                      Vice President, Secretary and   Vice President, Secretary,
1299 Ocean Avenue                        General Counsel                 General Counsel and Chief
Santa Monica, CA 90401                                                   Legal Officer

Carmen Palafox                           Vice President                  None
1299 Ocean Avenue
Santa Monica, CA 90401

Sonya K. Park                            Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David A. Plecha                          Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Eduardo A. Repetto                       Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

L. Jacobo Rodriguez                      Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael T. Scardina                      Vice President, Chief           Vice President, Chief
1299 Ocean Avenue                        Financial Officer and           Financial Officer and Treasurer
Santa Monica, CA 90401                   Treasurer

David E. Schneider                       Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Grady M. Smith                           Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carl G. Snyder                           Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Lawrence R. Spieth                       Vice President                  Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Bradley G. Steiman                       Vice President                  Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

Karen E. Umland                          Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carol W. Wardlaw                         Vice President                  Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Weston J. Wellington                     Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Daniel M. Wheeler                        Vice President                  Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Dimensional Fund Advisors LP             Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401

          (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The  accounts  and  records of the  Registrant  are located at the office of the
Registrant and at additional locations, as follows:

Name                                                 Address
Dimensional Investment Group Inc.                    1299 Ocean Avenue
                                                     Santa Monica, CA 90401

PFPC Inc.                                            301 Bellevue Parkway
                                                     Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.

None.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment  Company Act of 1940, as amended,  the Registrant has duly caused
Post-Effective  Amendment No. 48/49 to this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California on the 29th day of January, 2007.

                                    DIMENSIONAL INVESTMENT GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth      *
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 48/49 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                         Date

/s/ David G. Booth            *   President, Director,          January 29, 2007
David G. Booth                    Chairman, Chief Executive
                                  Officer and Chief
                                  Investment Officer

/s/ Rex A. Sinquefield        *   Director                      January 29, 2007
Rex A. Sinquefield

/s/ Michael T. Scardina       *   Chief Financial Officer,       January 29, 2007
Michael T. Scardina               Treasurer and
                                  Vice President

/s/ George M. Constantinides  *   Director                      January 29, 2007
George M. Constantinides

/s/ John P. Gould             *   Director                      January 29, 2007
John P. Gould

/s/ Roger G. Ibbotson         *   Director                      January 29, 2007
Roger G. Ibbotson

/s/ Myron S. Scholes          *   Director                      January 29, 2007
Myron S. Scholes

/s/ Abbie J. Smith            *   Director                      January 29, 2007
Abbie J. Smith

/s/ Robert C. Merton          *   Director                      January 29, 2007
Robert C. Merton

* By:    /s/ Valerie A. Brown
         Valerie A. Brown
         Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the
Registration  Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of Santa
Monica, the State of California on the 29th day of January, 2007.

                                    THE DFA INVESTMENT TRUST COMPANY
                                                     (Registrant)

                                    By:     /s/ David G. Booth                 *
                                            David G. Booth, President
                                            (Signature and Title)

The  undersigned  Trustees and principal  officers of THE DFA  INVESTMENT  TRUST
COMPANY consent to the filing of this Post-Effective  Amendment No. 48/49 to the
Registration  Statement  of  Dimensions  Investment  Group  Inc.  on  the  dates indicated.

Signature                         Title                         Date

/s/ David G. Booth            *   President, Trustee,           January 29, 2007
David G. Booth                    Chairman, Chief Executive
                                  Officer and Chief
                                  Investment Officer

/s/ Rex A. Sinquefield        *   Trustee                       January 29, 2007
Rex A. Sinquefield

/s/ Michael T. Scardina       *   Chief Financial Officer,      January 29, 2007
Michael T. Scardina               Treasurer and
                                  Vice President

/s/ George M. Constantinides  *   Trustee                       January 29, 2007
George M. Constantinides

/s/ John P. Gould             *   Trustee                       January 29, 2007
John P. Gould

/s/ Roger G. Ibbotson         *   Trustee                       January 29, 2007
Roger G. Ibbotson

/s/ Myron S. Scholes          *   Trustee                       January 29, 2007
Myron S. Scholes

/s/ Abbie J. Smith            *   Trustee                       January 29, 2007
Abbie J. Smith

/s/ Robert C. Merton          *   Trustee                       January 29, 2007
Robert C. Merton

* By:    /s/ Valerie A. Brown
         Valerie A. Brown
         Attorney-in-Fact (Pursuant to a Power of Attorney)

                                  EXHIBIT INDEX

       There are no exhibits to be filed with this registration statement.